Investment Risks	Aug. 31, 2024
BNY Mellon Dynamic Value Fund | BNY Mellon Dynamic Value Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The fund's share price fluctuates, sometimes dramatically, which means you could lose money.
BNY Mellon Dynamic Value Fund | BNY Mellon Dynamic Value Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
BNY Mellon Dynamic Value Fund | BNY Mellon Dynamic Value Fund | Risks of stock investing [Member]
Prospectus [Line Items]
Risk [Text Block]	● Risks of stock investing: Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The market value of a stock may decline due to general market conditions or because of factors that affect the particular company or the company's industry.
BNY Mellon Dynamic Value Fund | BNY Mellon Dynamic Value Fund | Value stock risk [Member]
Prospectus [Line Items]
Risk [Text Block]	● Value stock risk: Value stocks involve the risk that they may never reach their expected full market value, either because the market fails to recognize the stock's intrinsic worth or the expected value was misgauged.
BNY Mellon Dynamic Value Fund | BNY Mellon Dynamic Value Fund | Market risk [Member]
Prospectus [Line Items]
Risk [Text Block]	● Market risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.
BNY Mellon Dynamic Value Fund | BNY Mellon Dynamic Value Fund | Foreign investment risk [Member]
Prospectus [Line Items]
Risk [Text Block]	● Foreign investment risk: To the extent the fund invests in foreign securities, the fund's performance will be influenced by political, social and economic factors affecting investments in foreign issuers. Special risks associated with investments in foreign issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards.
BNY Mellon Dynamic Value Fund | BNY Mellon Dynamic Value Fund | Portfolio turnover risk [Member]
Prospectus [Line Items]
Risk [Text Block]	● Portfolio turnover risk: The fund may engage in short-term trading, which could produce higher transaction costs and taxable distributions, and lower the fund's after-tax performance.
BNY Mellon Dynamic Value Fund | BNY Mellon Dynamic Value Fund | Management risk [Member]
Prospectus [Line Items]
Risk [Text Block]	● Management risk: The investment process used by the fund's sub-adviser could fail to achieve the fund's investment goal and cause your fund investment to lose value.
BNY Mellon Opportunistic Midcap Value Fund | BNY Mellon Opportunistic Midcap Value Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The fund's share price fluctuates, sometimes dramatically, which means you could lose money.
BNY Mellon Opportunistic Midcap Value Fund | BNY Mellon Opportunistic Midcap Value Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
BNY Mellon Opportunistic Midcap Value Fund | BNY Mellon Opportunistic Midcap Value Fund | Risks of stock investing [Member]
Prospectus [Line Items]
Risk [Text Block]	● Risks of stock investing: Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The market value of a stock may decline due to general market conditions or because of factors that affect the particular company or the company's industry.
BNY Mellon Opportunistic Midcap Value Fund | BNY Mellon Opportunistic Midcap Value Fund | Value stock risk [Member]
Prospectus [Line Items]
Risk [Text Block]	● Value stock risk: Value stocks involve the risk that they may never reach their expected full market value, either because the market fails to recognize the stock's intrinsic worth or the expected value was misgauged.
BNY Mellon Opportunistic Midcap Value Fund | BNY Mellon Opportunistic Midcap Value Fund | Market risk [Member]
Prospectus [Line Items]
Risk [Text Block]	● Market risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.
BNY Mellon Opportunistic Midcap Value Fund | BNY Mellon Opportunistic Midcap Value Fund | Management risk [Member]
Prospectus [Line Items]
Risk [Text Block]	● Management risk: The investment process used by the fund's sub-adviser could fail to achieve the fund's investment goal and cause your fund investment to lose value.
BNY Mellon Opportunistic Midcap Value Fund | BNY Mellon Opportunistic Midcap Value Fund | Small and midsize company risk [Member]
Prospectus [Line Items]
Risk [Text Block]	● Small and midsize company risk: Small and midsize companies carry additional risks because the operating histories of these companies tend to be more limited, their earnings and revenues less predictable (and some companies may be experiencing significant losses), and their share prices more volatile than those of larger, more established companies. The shares of smaller companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the fund's ability to sell these securities.
BNY Mellon Opportunistic Midcap Value Fund | BNY Mellon Opportunistic Midcap Value Fund | Liquidity risk [Member]
Prospectus [Line Items]
Risk [Text Block]	● Liquidity risk: When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities in a timely manner at or near their perceived value. In such a market, the value of such securities and the fund's share price may fall dramatically. Investments that are illiquid or that trade in lower volumes may be more difficult to value.
BNY Mellon Opportunistic Small Cap Fund | BNY Mellon Opportunistic Small Cap Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The fund's share price fluctuates, sometimes dramatically, which means you could lose money.
BNY Mellon Opportunistic Small Cap Fund | BNY Mellon Opportunistic Small Cap Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
BNY Mellon Opportunistic Small Cap Fund | BNY Mellon Opportunistic Small Cap Fund | Risks of stock investing [Member]
Prospectus [Line Items]
Risk [Text Block]	● Risks of stock investing: Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The market value of a stock may decline due to general market conditions or because of factors that affect the particular company or the company's industry.
BNY Mellon Opportunistic Small Cap Fund | BNY Mellon Opportunistic Small Cap Fund | Market risk [Member]
Prospectus [Line Items]
Risk [Text Block]	● Market risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.
BNY Mellon Opportunistic Small Cap Fund | BNY Mellon Opportunistic Small Cap Fund | Management risk [Member]
Prospectus [Line Items]
Risk [Text Block]	● Management risk: The investment process used by the fund's sub-adviser could fail to achieve the fund's investment goal and cause your fund investment to lose value.
BNY Mellon Opportunistic Small Cap Fund | BNY Mellon Opportunistic Small Cap Fund | Small and midsize company risk [Member]
Prospectus [Line Items]
Risk [Text Block]	● Small and midsize company risk: Small and midsize companies carry additional risks because the operating histories of these companies tend to be more limited, their earnings and revenues less predictable (and some companies may be experiencing significant losses), and their share prices more volatile than those of larger, more established companies. The shares of smaller companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the fund's ability to sell these securities.
BNY Mellon Opportunistic Small Cap Fund | BNY Mellon Opportunistic Small Cap Fund | Liquidity risk [Member]
Prospectus [Line Items]
Risk [Text Block]	● Liquidity risk: When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities in a timely manner at or near their perceived value. In such a market, the value of such securities and the fund's share price may fall dramatically. Investments that are illiquid or that trade in lower volumes may be more difficult to value.
BNY Mellon Opportunistic Small Cap Fund | BNY Mellon Opportunistic Small Cap Fund | Growth and value stock risk [Member]
Prospectus [Line Items]
Risk [Text Block]	● Growth and value stock risk: By investing in a mix of growth and value companies, the fund assumes the risks of both. Investors often expect growth companies to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase. Value stocks involve the risk that they may never reach their expected full market value, either because the market fails to recognize the stock's intrinsic worth or the expected value was misgauged.
BNY Mellon Technology Growth Fund | BNY Mellon Technology Growth Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The fund's share price fluctuates, sometimes dramatically, which means you could lose money.
BNY Mellon Technology Growth Fund | BNY Mellon Technology Growth Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
BNY Mellon Technology Growth Fund | BNY Mellon Technology Growth Fund | Risks of stock investing [Member]
Prospectus [Line Items]
Risk [Text Block]	● Risks of stock investing: Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The market value of a stock may decline due to general market conditions or because of factors that affect the particular company or the company's industry.
BNY Mellon Technology Growth Fund | BNY Mellon Technology Growth Fund | Market risk [Member]
Prospectus [Line Items]
Risk [Text Block]	● Market risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.
BNY Mellon Technology Growth Fund | BNY Mellon Technology Growth Fund | Foreign investment risk [Member]
Prospectus [Line Items]
Risk [Text Block]	● Foreign investment risk: To the extent the fund invests in foreign securities, the fund's performance will be influenced by political, social and economic factors affecting investments in foreign issuers. Special risks associated with investments in foreign issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards.
BNY Mellon Technology Growth Fund | BNY Mellon Technology Growth Fund | Management risk [Member]
Prospectus [Line Items]
Risk [Text Block]	● Management risk: The investment process used by the fund's sub-adviser could fail to achieve the fund's investment goal and cause your fund investment to lose value.
BNY Mellon Technology Growth Fund | BNY Mellon Technology Growth Fund | Small and midsize company risk [Member]
Prospectus [Line Items]
Risk [Text Block]	● Small and midsize company risk: Small and midsize companies carry additional risks because the operating histories of these companies tend to be more limited, their earnings and revenues less predictable (and some companies may be experiencing significant losses), and their share prices more volatile than those of larger, more established companies. The shares of smaller companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the fund's ability to sell these securities.
BNY Mellon Technology Growth Fund | BNY Mellon Technology Growth Fund | Liquidity risk [Member]
Prospectus [Line Items]
Risk [Text Block]	● Liquidity risk: When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities in a timely manner at or near their perceived value. In such a market, the value of such securities and the fund's share price may fall dramatically. Investments that are illiquid or that trade in lower volumes may be more difficult to value.
BNY Mellon Technology Growth Fund | BNY Mellon Technology Growth Fund | Technology company risk [Member]
Prospectus [Line Items]
Risk [Text Block]	● Technology company risk: The technology sector has been among the most volatile sectors of the stock market. Because the fund's investments are concentrated in the technology sector, its performance will be significantly affected by developments in that sector. Technology companies, especially small-cap technology companies, involve greater risk because their revenue and/or earnings tend to be less predictable (and some companies may be experiencing significant losses) and their share prices tend to be more volatile. Certain technology companies may have limited product lines, markets or financial resources, or may depend on a limited management group. In addition, these companies are strongly affected by worldwide technological developments, and their products and services may not be economically successful or may quickly become outdated. Investor perception may play a greater role in determining the day-to-day value of tech stocks than it does in other sectors. Fund investments made in anticipation of future products and services may decline dramatically in value if the anticipated products or services are delayed or cancelled. The risks associated with technology companies are magnified in the case of small-cap technology companies. The shares of smaller technology companies tend to trade less frequently than those of larger, more established companies, which can have an adverse effect on the pricing of these securities and on the fund's ability to sell these securities.
BNY Mellon Technology Growth Fund | BNY Mellon Technology Growth Fund | Growth stock risk [Member]
Prospectus [Line Items]
Risk [Text Block]	● Growth stock risk: Investors often expect growth companies to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase. In addition, growth stocks may lack the dividend yield that may cushion stock prices in market downturns.